Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9 - SHAREHOLDERS’ EQUITY

A.	The rights of ordinary shares are as follows:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

Regarding Issuance of bonus shares and Reverse Split see Note 1B above.

B.	Issuance of ordinary shares and warrants:

(1)	During April – June 2021, an aggregate of options to purchase 2,591 ordinary shares were exercised by former Company employees resulting in proceeds of $127.

(2)	During March 2022, options to purchase 209 ordinary shares were exercised by former Company employees resulting in proceeds of $10.

(3)	In January 2022, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with its two main shareholders providing for financing in the aggregate amount of $1,000 (the “Investment Amount”), which was subsequently amended in March 2022.

The SAFE provides for the conversion of the Investment Amount into the Company’s ordinary shares under certain circumstances including in particular in the case of an initial public offering such that immediately prior to the closing of an initial public offering the Investment Amount shall automatically convert into the number of shares and warrants equal to the Investment Amount divided by the initial public offering price. The warrants which shall be issued shall have the same terms as the warrants to be issued in the initial public offering except such warrants shall not be registered under the Securities Act of 1933, as amended, and shall not be tradeable.

Immediately prior to the completion of the IPO on April 4, 2022 (see Note 9B(4) below) the Investment Amount was automatically converted to 30,266 ordinary shares and 30,266 warrants to purchase ordinary shares, with an exercise price of $33.44 per share, immediately exercisable and will expire five years from the date of issuance. These warrants are being accounted for as equity instruments in accordance with the guidance contained in ASC 815-40.

(4)	On April 4, 2022, the Company completed its IPO, in which the Company issued 473,405 units. Each unit included one ordinary share and one warrant to purchase one ordinary share at an exercise price of $33.44 per ordinary share. The warrants are exercisable at any time up to five years after the IPO. These warrants are being accounted for as equity instruments in accordance with the guidance contained in ASC 815-40.

Gross proceeds for the offering were approximately $15,647 (including exercise of over-allotment options as described below) and net proceeds of approximately $13,587 after deducting underwriting discounts and commissions and offering expenses.

The Company granted Aegis Capital Corp, the underwriter (“Aegis”), a 45-day over-allotment option to purchase additional ordinary shares and/or warrants to purchase additional ordinary shares up to 15% of the number of ordinary shares and warrants, respectively, sold in the IPO solely to cover over-allotments, if any. On April 4, 2022, Aegis exercised its over-allotment option with respect to 71,011 warrants to purchase ordinary shares.

(5)	According to an amended and restated cooperation agreement, dated January 19, 2020, with Israel Railways, the Company granted Israel Railways warrants to purchase 24,431 of its ordinary shares with a nominal exercise price of NIS 0.01 (approximately $0.003) per share. On January 25, 2023, Israel Railways notified the Company of its exercise of the warrants in full, and accordingly the Company issued 24,431 ordinary shares to Israel Railways.

(6)	In May 2023, the Company executed a series of transactions raising aggregate gross proceeds of $6,000 (approximately $5,397after deducting issuance costs), as follows:

On May 11, 2023 the Company completed the closing of definitive agreements with investors (i) in a registered direct offering, for the purchase and sale of 493,421 ordinary shares and (ii) in a concurrent private placement to the same investors, for the issuance of 493,424 warrants, each to purchase one ordinary share at an exercise price of $6.72 per share. The private placement warrants are exercisable upon issuance and have a 5-year term from the initial exercise date. These warrants are being accounted for as equity instruments in accordance with the guidance contained in ASC 815-40. The aggregate gross proceeds to the Company of the registered direct offering and concurrent private placement were approximately $3,000.

Regarding cash-less exercise of warrants subsequent to December 31, 2023, see Note 15 below.

In a concurrent private placement, the Company agreed to issue an aggregate of 493,421 ordinary shares and 493,421 five-year warrants exercisable at $6.72 per share to Knorr-Bremse. The Knorr-Bremse private placement was subject to the approval by the Company’s shareholders, and the shareholders approved the transaction on June 18, 2023. The aggregate gross proceeds from this placement were approximately $3,000.

In all transactions, the purchase price of one unit was $6.08. Each unit included one ordinary share and one 5-year warrant to purchase one ordinary share.

C.	Equity Incentive Plan:

In January 2017, the Board authorized an incentive share option plan which was amended on March 21, 2022, and on September 13,2022 (“2017 Plan”). The 2017 Plan provides for the grant of incentive share options to employees and service providers of the Company. Awards may be granted under the 2017 Plan until January 31, 2027.

According to the 2017 Plan, the aggregate number of ordinary shares that may be issued pursuant to awards will not exceed 291,544 ordinary shares.

D.	Shares and options to service providers:

The fair value for the options to service providers was estimated on their grant date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions: weighted average volatility of 70%, risk free interest rates of 1.4%, dividend yields of 0% and a weighted average life of the options of up to 5 years.

(1)	On December 20, 2021, the Company granted options to a consultant for the purchase of 3,135 of the Company’s ordinary shares at an exercise price of $49.12 per share. The Consultant will be eligible to exercise the options upon completion of milestones, as defined in the consultant agreement, for a period of 24 months from the date of their grant.

(2)	On January 1, 2023 the Company granted to a service provider 3 years term warrants, to purchase a total of 6,252 ordinary shares. 1,563 warrants at an exercise price of $12.00, 1,563 warrants at an exercise price of $14.00, 1,563 warrants at an exercise price of $20.00, and 1,563 warrants at an exercise price of $24.00.

E.	Options to employees

(1)	The fair value of options was estimated using the Black-Scholes option pricing model, which was based on the following assumptions: share price $2.4 - $8.8 weighted average volatility of 65% - 68%, risk free interest rates of 1.83%-3.66%, dividend yields of 0% and expected life of the options of up to 6 years.

(2)	The following table summarizes the option activity for options to employees, officers and directors:

	For the year ended December 31,
	2023			2022			2021
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price (*)	Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life
			$		$			$
Outstanding as of beginning of period	237,612	17.6	8.2	158,109	49.12	7.5	204,974	49.12	8.9
Granted	68,739	14.8	9.75	132,361	14.8		--	--
Exercised	--	--	--	(209)	49.12		(2,590)	49.12
Forfeited or expired	(9,642)	14.8		(52,649)	49.12		(44,275)	49.12

Outstanding as of end of period	296,709	16.32	6.16	237,612	17.6	8.2	158,109	49.12	7.5
Exercisable as of end of period	157,394	17.44	4.12	100,633	19.68	6.6	85,465	49.12	7.4

(*)	Regarding repricing during 2022, see Note 9E(3)(h) below.

The weighted average fair value of options granted during the years ended December 31, 2023 and 2022 was $0.13 and $0.48 and per share, respectively. No options granted during 2021.

As of December 31, 2023, the total unrecognized share-based payment expenses related to nonvested awards was $302, which is expected to be recognized over the next 2.75 years.

(3)	Options granted:

a)	On June 24, 2018, the Company granted options to purchase 23,512 ordinary shares to its employees and directors at an exercise price of $49.12 per share (see also subsection (i) below). These options expire 10 years after their grant date and vest over three years in nine tranches. One third of the options vested upon the first-year anniversary and the reminder vested in eight equal quarterly tranches over a period of two years thereafter. For the year ended December 31, 2021, the Company recorded an expense of $89. No expenses have been recorded for the years ended December 31, 2023 and 2022.

b)	On January 22, 2020, the Company granted options to purchase 83,912 ordinary shares to its employees at an exercise price of $49.12 per share (see also subsection (h) below) (of which options to purchase 9,322 ordinary shares were to the Company’s former CEO that were forfeited at the end of his employment in December 2020). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 18, 2020 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2022 and 2021, the Company recorded an expense of $163 and $380, respectively, No expenses have been recorded for the year ended December 31, 2023, in respect for such grant.

c)	In October 2020, the Company granted to its former chairman of the Board options to purchase 69,602 ordinary shares are exercisable at an exercise price of $49.12 per share (see also subsection (i) below). The options vest as follows: (1) options to purchase 17,400 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 34,801 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 17,400 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the active Chairman of the Company’s Board at the time of vesting and were subject to an acceleration of 25% of his unvested options (i.e., 17,402) in the event that the Company effectuates an IPO. Accordingly, upon the completion of the IPO on April 4, 2022 (see Note 9B(4)), 17,402 were accelerated and considered fully vested.

For the years ended December 31, 2022 and 2021, the Company recorded an expense of $133 and $332, respectively, No expenses have been recorded for the year ended December 31, 2023, in respect for such grants.

As of December 31, 2023, a total of 34,801 of the former chairman’s options had expired as the periods of 18 and 24 months had passed and the Company did not reach the required cumulative order backlogs, as detailed above.

d)	In October 2020, the Company granted to its CEO options to purchase 7,700 ordinary shares at an exercise price of $49.12 per share (see also subsection (i) below) vest as follows: (1) options to purchase 3,850 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022, a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 3,850 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting.

For the years ended December 31, 2023, 2022 and 2021, the Company recorded an expense of $22, $20 and $12, respectively, in respect for such grant.

As of December 31, 2023, a total of 3,850 of the CEO’s options had expired as the period of 24 months has passed and the Company did not reach the required cumulative order backlog, as detailed above.

e)	On November 3, 2020, the Company granted options to purchase 13,475 ordinary shares to its employees at an exercise price of $49.12 per share (see also subsection (i) below). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2023, 2022 and 2021, the Company recorded an expense of $45, $46 and $62, respectively, in respect for such grant.

e)	On May 11, 2022, the Company granted to three officers options to purchase 68,395 ordinary shares including 33,277 to its former chairman of the Board, 19,510 to its CEO and 15,608 to its CFO, at an exercise price of $14.80 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on May 11, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2023 and 2022, The Company recorded an expense of $96 and $61 respectively, in respect for such grant.

f)	On May 11, 2022, and June 6, 2022, the Company granted to four of its directors options to purchase 14,974 ordinary shares and 4,991 ordinary shares, respectively, with an exercise price of $14.80 per share. Such options will vest one-third following 12 months from the grant date of such options, second one-third following 24 months from the grant date and the balance following 36 months. For the years ended December 31, 2023 and 2022, the Company recorded an expense of $27 and $17 respectively, in respect for such grant.

g)	On September 13, 2022, in accordance with the terms of the 2017 Plan, the Board approved a modification of 46,964 outstanding options held by officers and employees that had an exercise price of $49.12 per share and reduced the exercise price to $14.80 per share. This resolution was effective from November 3, 2022, after receiving approval from the Israeli Tax Authorities. The Company calculated the fair value of such options immediately before and after the modification. The Company immediately recognized the additional fair value attributable to vested options, approximately $51, as share based payment expenses. The additional fair value resulting from the modification, approximately $30, is being expensed over the remaining vesting period of the modified options.

The modification of 46,021 additional outstanding options held by the Company’s CEO and two Directors was approved by the Board and the Company’s shareholders.

h)	On September 13, 2022 the Company granted 31,500 options to its employees at an exercise price of $14.80 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 13, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31,2023 and 2022, the Company recorded an expense of $22 and $10 respectively, in respect for such grant.

i)	On September 13, 2022 the Company granted 12,500 options to two of its officers at an exercise price of $14.80 per share. These options expire 10 years after their grant date and vest in twelve equal quarterly tranches over a period of three years. For the years ended December 31, 2023 and 2022, the Company recorded an expense of $12 and $4 respectively, in respect for such grant.

j)	During the period June till October, 2023 the Company granted a total of 68,739 to its employees (including its CEO) and one of its director at an exercise price of $14.80 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on June 18, 2024 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the year ended December 31, 2023, the Company recorded an expense of $5, in respect for such grants.

F.	Share Based Payment Expense:

The total share-based payment expense related to options granted to employees and service providers comprised, at each period, as follows:

	Year ended December 31,
	2023	2022	2021

Cost of revenues	-	$8	$36
Research and development	61	174	608
General and administrative	212	323	411
Total share-based payment expense	$273	$505	$1,055